GOODWILL (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill [Abstract]
Schedule Of Goodwill [Text Block]
NOTE 7 - Goodwill:

The changes in the carrying amount of goodwill for the period ended September 30, 2017 were as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2017	$32,863	$9,323	$2,223	$44,409
Changes during the period:
Goodwill impairment	(6,100)	-	-	(6,100)
Goodwill adjustments (1)	1,482	-	(560)	922
Goodwill reclassified to assets held for sale	-	(905)	-	(905)
Goodwill disposed	(7)	(24)	-	(31)
Translation differences	968	106	23	1,097
Balance as of September 30, 2017	$29,206	$8,500	$1,686	$39,392

(1) Due to Actavis Generics and Rimsa measurement period adjustments. See note 3.